Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011
Stockholders Equity [Line Items]
Common stock, shares outstanding		258,463,857			258,463,857
Cash dividends paid		$ (15)	$ 9	€ 7
Dividend declared per share	$ 0.16
Cash dividend, date to be Paid	Mar. 20, 2013
Dividend record date	Mar. 06, 2013